Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

13.  Borrowings

Borrowings consist of the following:

	December 31,	December 31,
	2022	2023
Short-term borrowing:
Bank loan (i)	4,039,210	4,783,000
Other short-term financing arrangements	—	302,411
Current portion of long-term borrowings:
Current portion of convertible notes (ii)	—	3,286,640
Current portion of long-term borrowings (iii)	108,320	1,144,420
Current portion of Asset-backed Securities and Notes (iv)	1,129,596	278,823
Current portion of other financing arrangements	—	26,204
Long-term borrowings:
Bank loan (iii)	430,460	1,198,380
Convertible notes (ii)	10,155,599	11,575,725
Asset-backed Securities and Notes (iv)	293,945	—
Other financing arrangements	5,795	268,756
Total	16,162,925	22,864,359

(i) Short-term bank loan

As of December 31, 2022, the Group obtained short-term borrowings from several banks of RMB4,039,210 in aggregate. The annual interest rate of these borrowings is approximately 1.95% to 3.5%.

As of December 31, 2023, the Group obtained short-term borrowings from several banks of RMB4,783,000 in aggregate. The annual interest rate of these borrowings is approximately 2.35% to 2.95%.

The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger, sale of the Group’s assets and certain financial measures which include liabilities to assets ratio. The Group is in compliance with all of the loan covenants as of December 31, 2022 and 2023. As of December 31, 2022 and 2023, certain of the Group’s short-term borrowings were guaranteed by the Company’s subsidiaries or pledged with short-term investments of RMB348,230 and RMB354,135, and restricted cash of RMB355,197 and nil, respectively.

(ii) Convertible notes

2024 Notes

In February 2019, the Company issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “2024 Notes”) to the Notes purchasers (the “Notes Offering”). The 2024 Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The 2024 Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the 2024 Notes are entitled to require the Company to repurchase all or part of the 2024 Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain Notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain Notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the 2024 Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. The value of the 2024 Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ deficit. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet. In November 2020, US$7.0 in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 735 Class A ordinary shares to the holders of such Notes. The balance of the Notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

On January 15, 2021, the Company entered into separate and individually privately negotiated agreements with certain holders of its outstanding 2024 Notes to exchange US$581,685 principal amount of the outstanding 2024 Notes for 62,192,017 ADSs with a conversion premium of US$56,359 (the “2024 Notes Exchanges”). In connection with the 2024 Notes Exchanges, the Company also entered into agreements with certain financial institutions to terminate a portion of the capped call transactions and Zero-Strike Call transactions with the amount corresponding to the portion of the principal amount of the 2024 Notes that were exchanged. With above termination of the capped call transactions and Zero-Strike Call transactions, the Company received 16,402,643 treasury shares accordingly.

For the 2024 Notes Exchanges, the 2024 Notes with carrying amount of US$578,902 were derecognised with a corresponding amount being recognised as share capital and additional paid-in capital. The conversion premium of US$56,359 was recorded as interest expenses according to ASC 470-20-40-16, which requires a reporting entity to recognize an expense equal to the fair value of the shares or other consideration issued to induce conversion, i.e., the excess of the fair value of all consideration transferred over the fair value of the securities transferred pursuant to the original conversion terms. For the terminations of the capped call transactions and Zero-Strike Call transactions, the amount of the purchase price of the capped call transactions and Zero-Strike Call transactions terminated of RMB1,849,600 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

During the years ended December 31, 2022 and 2023, US$1,642 and nil in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 172,631 and nil Class A ordinary shares to the holders of such Notes respectively. The balance of the Notes converted were derecognized in January and March 2022 and was recorded as ordinary shares and additional paid-in capital.

As of December 31, 2022, the carrying value of the remaining 2024 Notes with the amount of RMB1,144,464 was classified in non-current liabilities. As of December 31, 2023, the carrying value of the remaining 2024 Notes with the amount of RMB1,165,244 were classified in current liabilities as the 2024 Notes will mature in February 2024.

Affiliate Notes

On September 5, 2019, the Company issued US$200,000 convertible senior notes to an affiliate of Tencent Holdings Limited and Mr. Bin Li, chairman and chief executive officer of the Company (collectively the “Affiliate Notes”). Tencent and Mr. Li each subscribed for US$100,000 principal amount of the convertible notes, each in two equally split tranches. The 360-day Notes would be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$2.98 per ADS at the holder’s option from the 15th day immediately prior to maturity, and the 3-year Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$3.12 per ADS at the holder’s option from the first anniversary of the issuance date. The holders of the 3-year Notes will have the right to require the Company to repurchase for cash all of the Notes or any portion thereof on February 1, 2022.

In September and December 2020, all of the 360-day Notes due in 2020 and US$50,000 in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 49,582,686 Class A ordinary shares to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital. In January 2021, US$22,526 (RMB148,393) in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 7,219,872 Class A ordinary shares to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2021, the balances of these convertible notes outstanding were RMB175,166 in current liabilities. In August 2022, US$27,474 (RMB189,494) in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 8,805,770 Class A ordinary shares to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital with amount of RMB15 and RMB207,457 respectively. As of December 31, 2022, all of the the 3-year Notes have been converted.

2026 and 2027 Notes

In January 2021, the Company issued US$750,000 convertible senior Notes due 2026 (the “2026 Notes”) and US$750,000 convertible senior Notes due 2027 (the “2027 Notes”). The 2026 Notes bears no interest and the 2027 Notes bears interest at a rate of 0.50% per year, which is payable semiannually in arrears on February 1 and August 1 of each year, beginning on August 1, 2021. Holders may convert their 2026 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025, and holders may convert their 2027 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2026. The initial conversion price is US$93.06 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2026 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2027 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2025 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company early adopted ASU 2020-06 which eliminates the cash conversion accounting models for 2026 Notes and 2027 Notes. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$26,340, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method.

In 2022, the Company repurchased the aggregated portion of 2026 Notes with the carrying amount of US$190,962 (RMB1,317,106). As of December 31, 2022, the carrying amount of the Notes were RMB9,011,135.

In 2023, the Company repurchased the aggregated portion of 2026 Notes and 2027 Notes with the carrying amount of US$ 253,762 (RMB1,801,685) and US$242,249 (RMB1,719,944), respectively. As of December 31, 2023, the carrying amount of the remaining 2026 Notes and 2027 Notes were RMB2,121,397 and RMB3,552,323, respectively. The Company reclassified the carrying value of the remaining 2026 Notes with the amount of RMB2,121,397 in current liabilities to reflect the early redemption right by 2026 Notes holders on February 1, 2024.

2029 and 2030 Notes

In September and October 2023, the Company issued US$575,000 convertible senior Notes due 2029 (the “2029 Notes”) and US$575,000 convertible senior Notes due 2030 (the “2030 Notes”). The 2029 Notes bears interest at a rate of 3.875% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning on April 15, 2024. The 2030 Notes bears interest at a rate of 4.625% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning on April 15, 2024. Holders may convert their 2029 Notes at their option prior to the close of business on the second scheduled trading day immediately preceding October 15, 2029, and holders may convert their 2030 Notes at their option prior to the close of business on the second scheduled trading day immediately preceding October 15, 2030. The initial conversion price is US$11.12 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2029 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on October 15, 2027 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2030 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on October 15, 2028 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company accounted for 2029 Notes and 2030 Notes in accordance with ASU 2020-06 which eliminates the cash conversion accounting models. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$17,855, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method. As of December 31, 2023, the carrying amount of the Notes were RMB8,023,401.

(iii) Long-term bank loan

				As of December 31, 2022			As of December 31, 2023
				Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	March 7,2022	Bank of Beijing	March 6,2024	149,000	2,000	147,000	147,000	147,000	—
2	June 15, 2022	Bank of Shanghai	June 15, 2025	172,980	46,320	126,660	126,660	46,320	80,340
3	June 22, 2022	Hang Seng Bank	June 22, 2024	180,000	60,000	120,000	120,000	120,000	—
4	July 25, 2022	China Construction Bank	July 25, 2029	6,800	—	6,800	6,800	340	6,460
5	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	10,200	—	10,200	10,200	510	9,690
6	August 24, 2022	China Construction Bank	July 25, 2029	19,800	—	19,800	19,800	990	18,810
7	January 19,2023	China Construction Bank	July 25, 2029	—	—	—	313,400	15,670	297,730
8	January 20,2023	Industrial and Commercial Bank of China	July 25, 2029	—	—	—	499,800	24,990	474,810
9	February 24, 2023	Bank of Beijing	February 24, 2025	—	—	—	127,500	30,000	97,500
10	March 31,2023	Bank of Shanghai	April 30, 2024	—	—	—	650,000	650,000	—
11	September 18,2023	Bank of Shanghai	September 18,2026	—	—	—	321,640	108,600	213,040
	Total			538,780	108,320	430,460	2,342,800	1,144,420	1,198,380

The long-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Group’s assets and certain financial measures which includes liabilities to assets ratio. The Group is in compliance with all of the loan covenants as of December 31, 2022 and 2023.

As of December 31, 2022, the Group had bank facilities with aggregated amount of RMB56,121,492 which consists of non-collateral based bank facilities of RMB28,411,492 and collateral-based bank facilities of RMB27,710,000. Out of the total non-collateral bank facilities, RMB2,838,780, RMB3,264,275 and RMB350,000 were used for bank borrowing, issuance of letters of guarantee and bank’s acceptance notes, respectively. Out of the total collateral-based bank facilities, RMB2,650,000, RMB5,884,500 and RMB300,000 were used for issuance of letters of guarantee, bank’s acceptance notes and letter of credit, respectively.

As of December 31, 2023, the Group had bank facilities with aggregated amount of RMB64,464,118 which consists of non-collateral based bank facilities of RMB16,348,270 and collateral-based bank facilities of RMB48,115,848. Out of the total non-collateral bank facilities, RMB5,492,800, RMB1,201,226 and RMB250,000 were used for bank borrowing, issuance of letters of guarantee and bank’s acceptance notes, respectively. Out of the total collateral-based bank facilities, RMB2,588,913, RMB14,713,855 and nil were used for issuance of letters of guarantee, bank’s acceptance notes and letter of credit, respectively.

(iv) Asset-backed securities and notes

The Group entered into several asset-backed securitization arrangements with third-party financial institutions and set up securitization vehicles to issue the senior debt securities and notes to third party investors, which are collateralized by the auto financing receivables (the “transferred financial assets”). The Group also acts as servicer to provide management, administration and collection services on the transferred financial assets. The Group consolidated the securitization vehicles when significant economic interests are retained in the form of subordinated interests. The proceeds from the issuance of debt securities and notes are reported as securitization debt. The securities and notes are due for repayment when collections on the underlying collateralized assets occur and the amounts are included in “Current portion of long-term borrowings” or “Long-term borrowings” according to the contractual maturities date of the debt securities and notes. As of December 31, 2022 and 2023, the balance of current portion of asset-backed securities and notes are RMB1,129,596 and RMB278,823, and the balance of non-current portion of asset-backed securities and notes are RMB293,945 and nil, respectively.